Consolidated Statements of Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	$ 33,657,672	$ 41,139,248	$ 54,159,247
Cost of sales	(26,032,751)	(31,100,106)	(39,683,861)
Gross profit	7,624,921	10,039,142	14,475,386
Administrative expenses	(2,602,511)	(2,317,058)	(2,456,700)
Other income (expense), net	278,683	(119,546)	71,845
Interest income and dividends	1,618,751	931,866	445,879
Interest expense	(3,733)	(153,729)	(56,352)
Gain (Loss) on financial instruments	68,119	64,436	(778,649)
Foreign exchange loss, net	5,556,389	(2,431,000)	(540,828)
Income before income taxes	12,540,619	6,014,111	11,160,581
Income taxes	(2,060,123)	(1,739,998)	(3,299,522)
Net income for the year	10,480,496	4,274,113	7,861,059
Other comprehensive income:
Translation effects of foreign subsidiaries	(917,453)	(2,663,542)	(1,259,355)
Other stock instruments	0	289,560	(317,267)
Total other comprehensive income for the year.	(917,453)	(2,373,982)	(1,576,622)
Comprehensive income for the year, net of tax	9,563,043	1,900,131	6,284,437
Net income attributable to:
Controlling interest	10,487,819	4,282,906	7,862,671
Non-controlling interest	(7,323)	(8,793)	(1,612)
Net income for the year	10,480,496	4,274,113	7,861,059
Comprehensive income for the year attributable to:
Controlling interest	9,559,660	1,912,937	6,287,951
Non-controlling interest	3,383	(12,806)	(3,514)
Comprehensive income for the year	$ 9,563,043	$ 1,900,131	$ 6,284,437
Earnings per share:
Weighted average shares outstanding (in thousands of shares) (in Shares)	461,389	461,741	462,375
Earnings per share for net income for the year attributable to controlling interest (expressed in pesos) (in Pesos per share and Dollars per share)	$ 22.71	$ 9.28	$ 17